Income Taxes - Schedule of Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ 68,416	$ (17,859)	$ (763,664)
Foreign	773	(966)	(10,521)
Total (loss) income before income taxes	$ 69,189	$ (18,825)	$ (774,185)